Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and due from banks	$ 7,519	$ 9,245
Federal funds sold	223	721
Total cash and cash equivalents	7,742	9,966
Securities available for sale, at fair value	87,528	90,117
Securities held to maturity, at amortized cost	146,389	124,177
Federal Home Loan Bank stock, at cost	1,744	1,916
Loans	332,450	305,620
Allowance for loan losses	(6,177)	(5,069)
Unearned origination fees and costs, net	478	495
Net loans receivable	326,751	301,046
Premises and equipment	14,899	15,407
Accrued interest receivable	2,688	2,716
Foreclosed real estate	260	443
Prepaid expenses and other assets	2,655	1,737
Total assets	590,656	547,525
LIABILITIES AND SHAREHOLDERS' EQUITY
Noninterest bearing deposits	52,783	49,313
Interest bearing deposits	459,154	420,584
Total deposits	511,937	469,897
Borrowings from FHLB, short-term	14,000	14,300
Borrowings from FHLB, long-term	7,000	12,000
Accrued expenses and other liabilities	5,055	3,247
Total liabilities	537,992	499,444
SHAREHOLDERS' EQUITY
Preferred stock, authorized - 1,000,000 shares; Issued - None	0	0
Common stock, par value $.10 per share; Authorized - 12,000,000 shares Issued - 4,305,670 shares Outstanding - 4,182,671 shares at June 30, 2012 and 4,145,828 shares at June 30, 2011;	431	431
Additional paid-in capital	11,119	11,001
Retained earnings	41,869	37,336
Accumulated other comprehensive income	173	519
Treasury stock, at cost 122,999 shares at June 30, 2012 and 159,842 shares at June 30, 2011	(928)	(1,206)
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$ 590,656	$ 547,525